Postretirement Benefit Plans - Summary of Weighted Average Assumptions Used Calculate Net Periodic Pension Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.40%	4.30%	4.80%
Expected returns on plan assets	4.10%	4.20%	4.30%
Rate of compensation increase	3.10%	3.10%	3.00%